Asset transfers	12 Months Ended
Dec. 31, 2020
Asset transfers
Asset transfers

24 Asset transfers

Transfers that do not qualify for derecognition

NatWest Group enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if NatWest Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2020	2019
The following assets have failed derecognition (1)	£m	£m
Trading assets	20,526	23,247
Loans to banks - amortised cost	5	—
Loans to customers - amortised cost	39	—
Other financial assets	11,542	4,269
	32,112	27,516

Note:

(1)	Associated liabilities were £31,932 million (2019 - £27,342 million).

Assets pledged as collateral

NatWest Group pledges collateral with its counterparties in respect of derivative liabilities and bank and stock borrowings.

	2020	2019
Assets pledged against liabilities	£m	£m
Trading assets	28,728	27,918
Loans to banks - amortised cost	49	39
Loans to customers - amortised cost	15,939	17,920
Other financial assets (1)	4,966	4,688
	49,682	50,565

Note:

(1)	Includes assets pledged for pension derivatives and stock borrowings.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by NatWest Group, or (in the case of whole loan programmes) purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on NatWest Group's balance sheet.

	2020				2019
	Debt securities in issue				Debt securities in issue
		Held by third	Held by NatWest			Held by third	Held by
	Assets	parties	Group(1)	Total	Assets	parties	NatWest Group (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages - RoI	1,921	243	1,848	2,091	2,221	468	1,917	2,385
Cash deposits	146				156	—	—	—
	2,067				2,377

Note:

(1)	Debt securities retained by NatWest Group may be pledged with central banks.